                    AIM COMBINATION STOCK & BOND FUNDS, INC.

                              INVESCO BALANCED FUND
                            INVESCO CORE EQUITY FUND
                            INVESCO TOTAL RETURN FUND

                        Supplement dated October 21, 2003
        to the Statement of Additional Information dated August 12, 2003 as supplemented August 12, 2003 and August 14, 2003


The following information replaces in their entirety the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INDEPENDENT DIRECTORS" and the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INTERESTED DIRECTORS AND OFFICERS" in the Statement of Additional Information:

                            DIRECTOR
"NAME, YEAR OF BIRTH         AND/OR                                                         OTHER
 AND POSITION(s) HELD        OFFICER     PRINCIPAL OCCUPATION(s) DURING               DIRECTORSHIP(s) HELD
  WITH THE COMPANY           SINCE(3)          PAST 5 YEARS(4)                            BY DIRECTOR
---------------------       ---------    -------------------------------------        --------------------
INTERESTED PERSONS

Robert H. Graham(1)--          2003      Director and Chairman, A I M                     None
1946                                     Management Group Inc. (financial
Director                                 services holding company);
                                         Director and Vice Chairman,
                                         AMVESCAP PLC and Chairman of
                                         AMVESCAP PLC - AIM Division
                                         (parent of AIM and a global
                                         investment management firm)

                                         Formerly: President and Chief
                                         Executive Officer, A I M
                                         Management Group Inc.; Director,
                                         Chairman and President, A I M
                                         Advisors, Inc. (registered
                                         investment advisor); Director and
                                         Chairman, A I M Capital
                                         Management, Inc. (registered
                                         investment advisor), A I M
                                         Distributors, Inc. (registered
                                         broker dealer), AIM Investment
                                         Services, Inc., (registered
                                         transfer agent), and Fund
                                         Management Company (registered
                                         broker dealer);
                                         and Chief Executive Officer,
                                         AMVESCAP PLC - Managed Products


Mark H. Williamson(2),(6) --   1998      Director, President and Chief                    None
1951                                     Executive Officer, A I M
Director and Chairman of                 Management Group Inc. (financial
the Board                                services holding company);
                                         Director, Chairman and President,
                                         A I M Advisors, Inc. (registered
                                         investment advisor); Director, A I
                                         M Capital Management, Inc.
                                         (registered investment advisor)
                                         and A I M Distributors, Inc.
                                         (registered broker dealer),
                                         Director and Chairman, AIM
                                         Investment Services, Inc.,
                                         (registered transfer agent), and
                                         Fund Management Company
                                         (registered broker dealer); and
                                         Chief Executive Officer, AMVESCAP
                                         PLC - AIM Division (parent of AIM
                                         and a global investment management
                                         firm)

                                         Formerly:  Director, Chairman, President and
                                         Chief Executive Officer, INVESCO Funds Group,
                                         Inc.; and INVESCO Distributors, Inc.; Chief
                                         Executive Officer, AMVESCAP PLC - Managed
                                         Products; Chairman and Chief Executive Officer
                                         of NationsBanc Advisors, Inc.; and Chairman of
                                         NationsBanc Investments, Inc.

INDEPENDENT DIRECTORS

                            DIRECTOR
"NAME, YEAR OF BIRTH         AND/OR                                                              OTHER
 AND POSITION(s) HELD        OFFICER     PRINCIPAL OCCUPATION(s) DURING                  DIRECTORSHIP(s) HELD
  WITH THE COMPANY           SINCE(3)          PAST 5 YEARS(4)                                BY DIRECTOR
---------------------       ---------    ---------------------------------------------   --------------------
Bob R. Baker                   1983      Consultant                                       None
(5),(6),(7),(11),(12),
(13),(14) -                              Formerly:  President and Chief Executive
1936                                     Officer, AMC Cancer Research Center; and
Director                                 Chairman and Chief Executive Officer, First
                                         Columbia Financial Corporation


Frank S. Bayley -- 1939        2003      Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
Director                                                                                  (registered
                                                                                          investment company)


James T. Bunch                 2000      Co-President and Founder, Green, Manning &       None
(6),(7),(8),(10),                        Bunch Ltd., (investment banking firm); and
(11),(14) - 1942                         Director, Policy Studies, Inc. and Van Gilder
Director                                 Insurance Corporation

                                         Formerly:  General Counsel and Director,
                                         Boettcher & Co.; and Chairman and Managing
                                         Partner, law firm of Davis, Graham & Stubbs


Bruce L. Crockett -- 1944      2003      Chairman, Crockett Technology Associates         ACE
Director                                 (technology consulting company)                  Limited
                                                                                          (insurance
                                                                                          company);
                                                                                          and
                                                                                          Captaris,
                                                                                          Inc.
                                                                                          (unified messaging
                                                                                          provider)


Albert R. Dowden -- 1941       2003      Director of a number of public and private       Cortland Trust, Inc.
Director                                 business corporations, including the Boss        (Chairman)
                                         Group, Ltd. (private investment and              (registered
                                         management) and Magellan Insurance Company       investment company);
                                         Formerly:  Director, President and Chief         Annuity and Life Re
                                         Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                         Inc.; Senior Vice President, AB Volvo; and       (insurance company)
                                         director of various affiliated Volvo companies


Edward K. Dunn, Jr. -- 1935     2003     Formerly: Chairman, Mercantile Mortgage Corp.;   None
Director                                 President and Chief Operating Officer,
                                         Mercantile-Safe Deposit & Trust Co.; and
                                         President, Mercantile Bankshares Corp.


Jack M. Fields -- 1952          2003     Chief Executive Officer, Twenty First Century    Administaff
Director                                 Group, Inc. (government affairs company) and
                                         Texana Timber LP

                            DIRECTOR
"NAME, YEAR OF BIRTH         AND/OR                                                               OTHER
 AND POSITION(s) HELD        OFFICER     PRINCIPAL OCCUPATION(s) DURING                   DIRECTORSHIP(s) HELD
  WITH THE COMPANY           SINCE(3)          PAST 5 YEARS(4)                                BY DIRECTOR
---------------------       ---------    ----------------------------------------------   --------------------

Carl Frischling -- 1937         2003     Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
Director                                 Frankel LLP                                      (registered
                                                                                          investment company)


Gerald J. Lewis                 2000     Chairman, Lawsuit Resolution Services (San       General Chemical
(5),(9),(10),(11) -                      Diego, California)                               Group, Inc.,
1933                                                                                      Wheelabrator
Director                                 Formerly:  Associate Justice of the California   Technologies, Inc.
                                         Court of Appeals                                 (waste management
                                                                                          company), Fisher
                                                                                          Scientific, Inc.,
                                                                                          Henley
                                                                                          Manufacturing, Inc.
                                                                                          (laboratory
                                                                                          supplies), and
                                                                                          California Coastal
                                                                                          Properties, Inc.



Prema Mathai-Davis -- 1950      2003     Formerly: Chief Executive Officer, YWCA of the   None
Director                                 USA


Lewis F. Pennock -- 1942        2003     Partner, law firm of Pennock & Cooper            None
Director


Ruth H. Quigley -- 1935         2003     Retired                                          None
Director


Louis S. Sklar -- 1939                   Executive Vice President, Development and        None
Director                        2003     Operations, Hines Interests Limited
                                         Partnership (real estate development company)


                                                                                          Synergen Inc.
Larry Soll, Ph.D.               1997     Retired                                          (biotechnology
(7),(9),(11),(12),(13) - 1942                                                             company) and Isis
Director                                                                                  Pharmaceuticals, Inc.

OTHER OFFICERS

                            DIRECTOR
"NAME, YEAR OF BIRTH         AND/OR                                                               OTHER
 AND POSITION(s) HELD        OFFICER     PRINCIPAL OCCUPATION(s) DURING                    DIRECTORSHIP(s) HELD
  WITH THE COMPANY           SINCE(3)          PAST 5 YEARS(4)                                 BY DIRECTOR
---------------------       ---------    ---------------------------------------------    --------------------
OTHER OFFICERS

Raymond R. Cunningham --       2001      President and Chief Executive Officer, INVESCO   N/A
1951                                     Funds Group, Inc.; Chairman of the Board and
President and Chief                      President, INVESCO Distributors, Inc.; Senior
Executive Office                         Vice President and Chief Operating Officer, A
                                         I M Management Group Inc.; Senior Vice
                                         President, A I M Advisors, Inc., A I M Capital
                                         Management, Inc. A I M Distributors, Inc. and
                                         Fund Management Company

                                         Formerly:  Chief Operating Officer and Senior
                                         Vice President, INVESCO Funds Group, Inc. and
                                         INVESCO Distributors, Inc.; and Senior Vice
                                         President, GT Global - North America


Glen A. Payne - 1947           1989      Senior Vice President, General Counsel  and      N/A
Secretary                                Secretary, INVESCO Funds Group, Inc. and
                                         INVESCO Distributors, Inc.

                                         Formerly:  Secretary, INVESCO Global Health
                                         Sciences Fund; and General Counsel, INVESCO
                                         Trust Company


Ronald L. Grooms - 1946        1988      Senior Vice President and Treasurer, INVESCO     N/A
Chief Accounting Officer,                Funds Group, Inc. and INVESCO Distributors,
Chief Financial Officer and              Inc.
Treasurer
                                         Formerly:  Treasurer and Principal Financial
                                         and Accounting Officer, INVESCO Global Health
                                         Sciences Fund; and Senior Vice President and
                                         Treasurer, INVESCO Trust Company


William J. Galvin, Jr. -       1992      Senior Vice President and Assistant Secretary,   N/A
1956                                     INVESCO Funds Group, Inc. and INVESCO
Assistant Secretary                      Distributors, Inc.

                                         Formerly: Trust Officer, INVESCO Trust Company


Pamela J. Piro - 1960          1999      Vice President and Assistant Treasurer,          N/A
Assistant Treasurer                      INVESCO Funds Group, Inc.; and Assistant
                                         Treasurer, INVESCO Distributors, Inc.


Tane T. Tyler - 1965           2002      Vice President and Assistant General Counsel,    N/A
Assistant Secretary                      INVESCO Funds Group, Inc.


(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

(3) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(4) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(5)      Member of the audit committee of the Company.

(6) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(7) Member of the investments and management liaison committee of the Company.

(8)      Member of the brokerage committee of the Company.

(9)      Member of the derivatives committee of the Company.

(10)     Member of the legal committee of the Company.

(11)     Member of the nominating committee of the Company.

(12)     Member of the compensation committee of the Company.

(13)     Member of the retirement plan committee of the Company.

(14)     Member of the valuation committee of the Company."

The following information replaces in its entirety the information appearing under the heading "OTHER SERVICE PROVIDERS - LEGAL COUNSEL" in the Statement of Additional Information:

         "COUNSEL TO THE COMPANY

         Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599."